Schedule of Selling General and Administrative Expenses (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Non-interest Expense Detail
Legal and accounting									$ 244	$ 166
Salaries and related expenses									1,611	819
Board related expenses									103	99
Advertising									134	65
Rent and utilities									74	53
Loan and foreclosed asset expenses									163	348
Travel									167	154
Other									187	169
Total SG&A	$ 670	$ 603	$ 713	$ 697	$ 415	$ 483	$ 438	$ 537	$ 2,683	$ 1,873